SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 3) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net sales:
Products	$ 164,968,000			$ 155,776,000	$ 153,310,000	$ 172,079,000	$ 142,055,000	$ 155,380,000	$ 131,419,000	$ 180,177,000	$ 167,993,000	$ 133,629,000	$ 125,957,000	$ 300,669,000	$ 309,086,000	$ 287,991,000		$ 429,982,000	$ 663,287,000	$ 600,933,000	$ 607,756,000	$ 508,167,000
Services	199,337,000			183,869,000	163,456,000	170,942,000	180,732,000	192,509,000	150,465,000	173,819,000	157,125,000	138,854,000	120,638,000	377,007,000	347,325,000	342,976,000		523,709,000	718,208,000	694,648,000	590,436,000	517,757,000
Total net sales	364,305,000	359,687,000	365,397,000	339,645,000	316,766,000	343,021,000	322,787,000	347,889,000	281,884,000	353,996,000	325,118,000	272,483,000	246,595,000	677,676,000	656,411,000	630,967,000		953,691,000	1,381,495,000	1,295,581,000	1,198,192,000	1,025,924,000
Costs and expenses:
Products	117,123,000			106,684,000	113,449,000	122,189,000	101,486,000	106,813,000	87,791,000	131,789,000	120,222,000	88,330,000	90,076,000	218,018,000	220,133,000	194,604,000		296,090,000	451,573,000	418,279,000	430,417,000	378,052,000
Services	153,766,000			145,642,000	131,408,000	144,457,000	144,992,000	152,369,000	122,244,000	148,035,000	142,169,000	115,317,000	105,493,000	297,617,000	277,050,000	274,613,000		419,605,000	594,662,000	564,062,000	511,014,000	418,292,000
Selling, general and administrative expenses	41,320,000			43,039,000	35,220,000	45,160,000	37,981,000	38,514,000	38,136,000	32,342,000	33,706,000	28,678,000	29,580,000	82,317,000	78,259,000	76,650,000		114,631,000	163,688,000	159,791,000	124,306,000	119,108,000
Research and development	7,098,000			8,072,000	4,896,000	7,453,000	6,281,000	5,271,000	6,255,000	8,633,000	4,995,000	3,611,000	1,737,000	12,920,000	12,968,000	11,526,000		17,807,000	28,722,000	25,260,000	18,976,000	8,173,000
Amortization of purchased intangibles	4,266,000			3,668,000	4,039,000	4,074,000	4,257,000	4,312,000	2,038,000	1,740,000	1,698,000	1,710,000	1,698,000	7,830,000	7,707,000	6,350,000		10,607,000	14,828,000	14,681,000	6,846,000	6,432,000
Total costs and expenses	329,657,000			307,105,000	289,012,000	323,333,000	294,997,000	307,279,000	256,464,000	322,539,000	302,790,000	237,646,000	228,584,000	624,786,000	596,117,000	563,743,000		858,740,000	1,253,473,000	1,182,073,000	1,091,559,000	930,057,000
Operating income	34,648,000	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	31,457,000	22,328,000	34,837,000	18,011,000	52,890,000	60,294,000	67,224,000		94,951,000	128,022,000	113,508,000	106,633,000	95,867,000
Other income (expense):
Interest and dividend income	312,000			964,000	762,000	839,000	490,000	375,000	864,000	236,000	457,000	551,000	346,000	749,000	1,726,000	1,239,000		1,729,000	2,994,000	2,568,000	1,590,000	1,664,000
Interest expense	(654,000)			(331,000)	(347,000)	(306,000)	(374,000)	(374,000)	(407,000)	(473,000)	(414,000)	(418,000)	(450,000)	(1,516,000)	(678,000)	(781,000)		(1,155,000)	(1,550,000)	(1,461,000)	(1,755,000)	(2,031,000)
Other income (expense) - net	(53,000)			122,000	923,000	2,124,000	1,232,000	(486,000)	(1,208,000)	(2,599,000)	319,000	5,221,000	696,000	49,000	1,045,000	(1,694,000)		(462,000)	821,000	1,662,000	3,637,000	661,000
Income before income taxes	34,253,000			33,295,000	29,092,000	22,345,000	29,138,000	40,125,000	24,669,000	28,621,000	22,690,000	40,191,000	18,603,000	52,172,000	62,387,000	65,988,000		95,063,000	130,287,000	116,277,000	110,105,000	96,161,000
Income taxes	7,043,000			9,847,000	8,353,000	7,671,000	7,032,000	11,256,000	6,414,000	12,033,000	5,960,000	13,251,000	6,767,000	12,443,000	18,200,000	18,172,000		25,178,000	38,183,000	32,373,000	38,011,000	33,016,000
Net income	27,210,000			23,448,000	20,739,000	14,674,000	22,106,000	28,869,000	18,255,000	16,588,000	16,730,000	26,940,000	11,836,000	39,729,000	44,187,000	47,816,000	70,273,000	69,885,000	92,104,000	83,904,000	72,094,000	63,145,000
Less noncontrolling interest in income of VIE	52,000			51,000	45,000	49,000	56,000	84,000	121,000					125,000	96,000	205,000		261,000	204,000	310,000
Net income attributable to Cubic	27,158,000	21,088,000	26,721,000	23,397,000	20,694,000	14,625,000	22,050,000	28,785,000	18,134,000	16,588,000	16,730,000	26,940,000	11,836,000	39,604,000	44,091,000	47,611,000		69,624,000	91,900,000	83,594,000	72,094,000	63,145,000
Basic and diluted net income per common share (in dollars per share)		$ 0.79	$ 1.00	$ 0.88	$ 0.77	$ 0.55	$ 0.82	$ 1.08	$ 0.68	$ 0.62	$ 0.63	$ 1.01	$ 0.44		$ 1.62	$ 1.78		$ 2.60	$ 3.44	$ 3.13	$ 2.70	$ 2.36
Basic (in shares)	26,736,000			26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,736,000	26,736,000	26,732,000	26,736,000	26,736,000	26,736,000		26,736,000	26,736,000	26,736,000	26,735,000	26,731,000
Diluted (in shares)	26,736,000			26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,736,000	26,736,000	26,732,000	26,736,000	26,736,000	26,736,000		26,736,000	26,736,000	26,736,000	26,735,000	26,731,000
Revenue Recognition Adjustments
Net sales:
Products				(2,026,000)	(3,153,000)	(4,582,000)	(3,037,000)	(2,052,000)	(1,173,000)	2,387,000	(2,439,000)	2,933,000	(2,642,000)		(6,319,000)	(2,033,000)	498,402,000	(5,134,000)		(10,844,000)	239,000	(7,505,000)
Services				505,000	2,671,000	(3,690,000)	5,598,000	15,891,000	1,416,000	1,614,000	(2,666,000)	5,009,000	(1,986,000)		3,177,000	17,309,000	522,980,000	22,908,000		19,215,000	1,971,000	21,549,000
Total net sales				(1,521,000)	(482,000)	(8,272,000)	2,561,000	13,839,000	243,000	4,001,000	(5,105,000)	7,942,000	(4,628,000)		(3,142,000)	15,276,000	1,021,382,000	17,774,000		8,371,000	2,210,000	14,044,000
Costs and expenses:
Products				435,000	434,000	2,048,000	487,000	928,000	701,000	(1,170,000)	4,717,000	(1,662,000)	(1,207,000)		869,000	1,629,000	338,564,000	2,116,000		4,164,000	678,000	(2,004,000)
Services				(145,000)	(189,000)	505,000	341,000	(84,000)	433,000	(128,000)	140,000	615,000	679,000		(334,000)	349,000	430,602,000	690,000		1,195,000	1,306,000	1,850,000
Selling, general and administrative expenses																	121,010,000
Research and development																	21,395,000
Amortization of purchased intangibles																	11,357,000
Total costs and expenses				290,000	245,000	2,553,000	828,000	844,000	1,134,000	1,298,000	4,857,000	(1,047,000)	(528,000)		535,000	1,978,000	922,928,000	2,806,000		5,359,000	1,984,000	(154,000)
Operating income				(1,811,000)	(727,000)	(10,825,000)	1,733,000	12,995,000	(891,000)	5,299,000	(9,962,000)	8,989,000	(4,100,000)		(3,677,000)	13,298,000	98,454,000	14,968,000		3,012,000	226,000	14,198,000
Other income (expense):
Interest and dividend income																	2,423,000
Interest expense																	(899,000)
Other income (expense) - net				(55,000)	(51,000)	(48,000)	(44,000)	(39,000)	(40,000)	(39,000)	(20,000)	(20,000)	(16,000)		(106,000)	(79,000)	95,000	(123,000)		(171,000)	(95,000)	(20,000)
Income before income taxes				(1,866,000)	(778,000)	(10,873,000)	1,689,000	12,956,000	(931,000)	5,260,000	(9,982,000)	8,969,000	(4,116,000)		(3,783,000)	13,219,000	100,073,000	14,845,000		2,841,000	131,000	14,178,000
Income taxes				(678,000)	(338,000)	(3,028,000)	443,000	3,487,000	(382,000)	1,845,000	(3,399,000)	2,850,000	(1,195,000)		(1,416,000)	3,607,000	29,800,000	4,024,000		520,000	100,000	4,278,000
Net income				(1,188,000)	(440,000)	(7,845,000)	1,246,000	9,469,000	(549,000)	3,415,000	(6,583,000)	6,119,000	(2,921,000)		(2,367,000)	9,612,000	70,273,000	10,821,000		2,321,000	31,000	9,900,000
Less noncontrolling interest in income of VIE																	149,000			310,000,000
Net income attributable to Cubic				(1,188,000)	(440,000)	(7,845,000)	1,246,000	9,469,000	(549,000)	3,415,000	(6,583,000)	6,119,000	(2,921,000)		(2,367,000)	9,612,000	70,124,000	10,821,000		2,321,000	31,000	9,900,000
Basic and diluted net income per common share (in dollars per share)				$ (0.04)	$ (0.02)	$ (0.29)	$ 0.05	$ 0.35	$ (0.02)	$ 0.13	$ 0.25	$ 0.23	$ 0.51		$ (0.09)	$ 0.36	$ 2.62	$ 0.40		$ 0.09	$ 0.00	$ 0.37
Basic (in shares)													26,732,000		26,736,000		26,736,000
Diluted (in shares)													26,732,000		26,736,000		26,736,000
Other Adjustments
Net sales:
Products				172,000	(849,000)	3,733,000	321,000	82,000	(2,779,000)	2,289,000	(1,017,000)	(18,000)	(1,107,000)		(677,000)	(2,697,000)		(2,376,000)		1,357,000	147,000	(992,000)
Services					(650,000)	650,000							1,646,000		(650,000)					650,000	1,646,000	(3,785,000)
Total net sales				172,000	(1,499,000)	4,383,000	321,000	82,000	(2,779,000)	2,289,000	(1,017,000)	(18,000)	539,000		(1,327,000)	(2,697,000)		(2,376,000)		2,007,000	1,793,000	(4,777,000)
Costs and expenses:
Products				370,000	(954,000)	2,978,000	722,000	(86,000)	(2,567,000)	2,122,000	(859,000)	51,000	1,404,000		(584,000)	(2,653,000)		(1,931,000)		1,047,000	(90,000)	(839,000)
Services					(646,000)	646,000									(646,000)					646,000		(2,139,000)
Selling, general and administrative expenses				(790,000)	(199,000)	550,000	329,000	598,000	676,000	392,000	188,000	215,000	206,000		(989,000)	1,274,000		1,603,000		2,153,000	1,001,000	1,240,000
Total costs and expenses				(420,000)	(1,799,000)	4,174,000	1,051,000	512,000	(1,891,000)	2,514,000	(671,000)	266,000	(1,198,000)		(2,219,000)	(1,379,000)		(328,000)		3,846,000	911,000	(1,738,000)
Operating income				592,000	300,000	209,000	(730,000)	(430,000)	(888,000)	(225,000)	(346,000)	(284,000)	1,737,000		892,000	(1,318,000)		(2,048,000)		(1,839,000)	882,000	(3,039,000)
Other income (expense):
Other income (expense) - net				165,000	(717,000)	(1,509,000)	509,000	(431,000)	(941,000)	1,910,000	1,066,000	76,000	119,000		(552,000)	(1,372,000)		(863,000)		(2,372,000)	3,171,000	(218,000)
Income before income taxes				757,000	(417,000)	(1,300,000)	(221,000)	(861,000)	(1,829,000)	1,685,000	720,000	(208,000)	1,856,000		340,000	(2,690,000)		(2,911,000)		(4,211,000)	4,053,000	(3,257,000)
Income taxes				425,000	(109,000)	330,000	(211,000)	(231,000)	(604,000)	1,764,000	109,000	(10,000)	762,000		316,000	(835,000)		(1,046,000)		(716,000)	2,626,000	(816,000)
Net income				332,000	(308,000)	(1,630,000)	(10,000)	(630,000)	(1,225,000)	(79,000)	611,000	(198,000)	1,094,000		24,000	(1,855,000)		(1,865,000)		(3,495,000)	1,427,000	(2,441,000)
Net income attributable to Cubic				332,000	(308,000)	(1,630,000)	(10,000)	(630,000)	(1,225,000)	(79,000)	611,000	(198,000)	1,094,000		24,000	(1,855,000)		(1,865,000)		(3,495,000)	1,427,000	(2,441,000)
Basic and diluted net income per common share (in dollars per share)				$ 0.01	$ (0.01)	$ (0.06)	$ 0.00	$ (0.02)	$ (0.05)		$ 0.02	$ (0.01)	$ 0.04		$ 0.00	$ (0.07)		$ (0.07)		$ (0.13)	$ 0.06	$ (0.09)
Basic (in shares)															26,736,000
Diluted (in shares)															26,736,000
Reclassifications
Net sales:
Products						(4,834,000)	(3,670,000)			(4,388,000)	(18,363,000)	(3,539,000)	(3,079,000)					(3,670,000)		(8,504,000)	(29,369,000)	(10,215,000)
Services						4,834,000	3,670,000			4,388,000	18,363,000	3,539,000	3,079,000					3,670,000		8,504,000	29,369,000	10,215,000
Costs and expenses:
Products				(800,000)	(782,000)	(9,907,000)	(14,048,000)	(539,000)	(430,000)	(3,687,000)	(19,169,000)	(2,798,000)	(2,168,000)		(1,582,000)	(969,000)		(15,017,000)		(24,924,000)	(27,822,000)	13,583,000
Services						9,021,000	13,227,000			4,364,000	17,961,000	1,563,000	1,477,000					13,227,000		22,248,000	25,365,000	7,543,000
Selling, general and administrative expenses				800,000	782,000	886,000	821,000	539,000	430,000	(677,000)	1,208,000	1,235,000	691,000		1,582,000	969,000		1,790,000		2,676,000	2,457,000	6,040,000
Other income (expense):
Basic (in shares)															26,736,000
Diluted (in shares)															26,736,000
Previously Reported
Net sales:
Products				157,630,000	157,312,000	177,762,000	148,441,000	157,350,000	135,371,000	179,889,000	189,812,000	134,253,000	132,785,000		314,942,000	292,721,000		441,162,000		618,924,000	636,739,000	526,879,000
Services				183,364,000	161,435,000	169,148,000	171,464,000	176,618,000	149,049,000	167,817,000	141,428,000	130,306,000	117,899,000		344,799,000	325,667,000		497,131,000		666,279,000	557,450,000	489,778,000
Total net sales				340,994,000	318,747,000	346,910,000	319,905,000	333,968,000	284,420,000	347,706,000	331,240,000	264,559,000	250,684,000		659,741,000	618,388,000		938,293,000		1,285,203,000	1,194,189,000	1,016,657,000
Costs and expenses:
Products				106,679,000	114,751,000	127,070,000	114,325,000	106,510,000	90,087,000	134,524,000	135,533,000	92,739,000	94,855,000		221,430,000	196,597,000		310,922,000		437,992,000	457,651,000	39,478,000
Services				145,787,000	132,243,000	134,285,000	131,424,000	152,453,000	121,811,000	143,799,000	124,068,000	113,139,000	103,337,000		278,030,000	274,264,000		405,688,000		539,973,000	484,343,000	411,038,000
Selling, general and administrative expenses				43,029,000	34,637,000	43,724,000	36,831,000	37,377,000	37,030,000	32,627,000	32,310,000	27,228,000	28,683,000		77,666,000	74,407,000		111,238,000		154,962,000	120,848,000	111,828,000
Research and development				8,072,000	4,896,000	7,453,000	6,281,000	5,271,000	6,255,000	8,633,000	4,995,000	3,611,000	1,737,000		12,968,000	11,526,000		17,807,000		25,260,000	18,976,000	8,173,000
Amortization of purchased intangibles				3,668,000	4,039,000	4,074,000	4,257,000	4,312,000	2,038,000	1,740,000	1,698,000	1,710,000	1,698,000		7,707,000	6,350,000		10,607,000		14,681,000	6,846,000	6,432,000
Total costs and expenses				307,235,000	290,566,000	316,606,000	293,118,000	305,923,000	257,221,000	321,323,000	298,604,000	238,427,000	230,310,000		597,801,000	563,144,000		856,262,000		1,172,868,000	1,088,664,000	931,949,000
Operating income				33,759,000	28,181,000	30,304,000	26,787,000	28,045,000	27,199,000	26,383,000	32,636,000	26,132,000	20,374,000		61,940,000	55,244,000		82,031,000		112,335,000	105,525,000	84,708,000
Other income (expense):
Interest and dividend income				964,000	762,000	839,000	490,000	375,000	864,000	236,000	457,000	551,000	346,000		1,726,000	1,239,000		1,729,000		2,568,000	1,590,000	1,664,000
Interest expense				(331,000)	(347,000)	(306,000)	(374,000)	(374,000)	(407,000)	(473,000)	(414,000)	(418,000)	(450,000)		(678,000)	(781,000)		(1,155,000)		(1,461,000)	(1,755,000)	(2,031,000)
Other income (expense) - net				12,000	1,691,000	3,681,000	767,000	(16,000)	(227,000)	(4,470,000)	727,000	5,165,000	593,000		1,703,000	(243,000)		524,000		4,205,000	561,000	899,000
Income before income taxes				34,404,000	30,287,000	34,518,000	27,670,000	28,030,000	27,429,000	21,676,000	31,952,000	31,430,000	20,863,000		64,691,000	55,459,000		83,129,000		117,647,000	105,921,000	85,240,000
Income taxes				10,100,000	8,800,000	10,369,000	6,800,000	8,000,000	7,400,000	8,424,000	9,250,000	10,411,000	7,200,000		18,900,000	15,400,000		22,200,000		32,569,000	35,285,000	29,554,000
Net income				24,304,000	21,487,000	24,149,000	20,870,000	20,030,000	20,029,000	13,252,000	22,702,000	21,019,000	13,663,000		45,791,000	40,059,000		60,929,000		85,078,000	70,636,000	55,686,000
Less noncontrolling interest in income of VIE				51,000	45,000	49,000	56,000	84,000	121,000						96,000	205,000		261,000		310,000
Net income attributable to Cubic				$ 24,253,000	$ 21,442,000	$ 24,100,000	$ 20,814,000	$ 19,946,000	$ 19,908,000	$ 13,252,000	$ 22,702,000	$ 21,019,000	$ 13,663,000		$ 45,695,000	$ 39,854,000		$ 60,668,000		$ 84,768,000	$ 70,636,000	$ 55,686,000
Basic and diluted net income per common share (in dollars per share)				$ 0.91	$ 0.80	$ 0.90	$ 0.78	$ 0.75	$ 0.74	$ 0.50	$ 0.85	$ 0.79	$ 0.51		$ 1.71	$ 1.49		$ 2.27		$ 3.17	$ 2.64	$ 2.08
Basic (in shares)				26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,736,000	26,736,000	26,732,000		26,736,000	26,736,000		26,736,000		26,736,000	26,735,000	26,731,000
Diluted (in shares)				26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,736,000	26,736,000	26,732,000		26,736,000	26,736,000		26,736,000		26,736,000	26,735,000	26,731,000